UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07489
                                                     ---------

                      Oppenheimer International Growth Fund
                      -------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: November 30
                                               -----------

                      Date of reporting period: 08/31/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2008 / UNAUDITED

                                                                     SHARES          VALUE
                                                                  -----------   --------------
COMMON STOCKS--88.1%
CONSUMER DISCRETIONARY--14.0%

AUTO COMPONENTS--0.7%
Continental AG                                                        149,493   $   16,237,987

AUTOMOBILES--1.7%
Bayerische Motoren Werke (BMW) AG                                     330,248       13,686,852
Honda Motor Co.                                                       373,646       12,164,177
Toyota Motor Corp.                                                    359,852       16,129,931
                                                                                --------------
                                                                                    41,980,960
DIVERSIFIED CONSUMER SERVICES--0.3%
Dignity plc                                                           622,110        8,471,102

HOTELS, RESTAURANTS & LEISURE--1.2%
Carnival Corp.                                                        361,460       13,395,708
Enterprise Inns plc                                                 2,134,900       11,760,423
William Hill plc                                                      841,262        4,343,635
                                                                                --------------
                                                                                    29,499,766
HOUSEHOLD DURABLES--1.5%
Groupe SEB SA                                                         376,693       20,411,578
Sony Corp.                                                            458,545       17,557,874
                                                                                --------------
                                                                                    37,969,452
MEDIA--2.7%
British Sky Broadcasting Group plc                                    819,708        6,963,013
Grupo Televisa SA, Sponsored GDR                                      609,240       14,122,183
Mediaset SpA                                                        2,165,225       15,787,172
Societe Television Francaise 1                                        338,126        5,871,768
Vivendi SA                                                            375,167       14,552,279
Zee Entertainment Enterprises Ltd.                                  1,847,500        9,091,459
                                                                                --------------
                                                                                    66,387,874
MULTILINE RETAIL--0.3%
Pinault-Printemps-Redoute SA                                           70,000        8,151,556

SPECIALTY RETAIL--1.7%
Hennes & Mauritz AB, Cl. B                                            422,985       20,983,025
Industria de Diseno Textil SA                                         469,040       21,843,099
                                                                                --------------
                                                                                    42,826,124
TEXTILES, APPAREL & LUXURY GOODS--3.9%
Burberry Group plc                                                  2,824,008       23,113,429
Compagnie Financiere Richemont AG, A Shares                           370,743       21,665,815
Luxottica Group SpA                                                   620,350       15,698,958
LVMH Moet Hennessey Louis Vuitton                                     125,120       13,305,119
Swatch Group AG (The), Cl. B                                           93,956       22,045,137
                                                                                --------------
                                                                                    95,828,458
CONSUMER STAPLES--4.8%
BEVERAGES--1.6%
C&C Group plc                                                       2,198,881        7,967,895
Foster's Group Ltd.                                                   704,826        3,372,496
Heineken NV                                                           190,195        8,939,980
Pernod-Ricard SA                                                      196,292       18,363,854
                                                                                --------------
                                                                                    38,644,225


                    1 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2008 / UNAUDITED

                                                                     SHARES          VALUE
                                                                  -----------   --------------
FOOD & STAPLES RETAILING--0.6%
William Morrison Supermarkets plc                                   1,117,739   $    5,755,870
Woolworths Ltd.                                                       423,687       10,194,801
                                                                                --------------
                                                                                    15,950,671
FOOD PRODUCTS--1.8%
Barry Callebaut AG                                                     43,134       28,360,365
Cadbury plc                                                           427,807        4,924,627
Nestle SA                                                             236,977       10,459,140
                                                                                --------------
                                                                                    43,744,132
HOUSEHOLD PRODUCTS--0.2%
Reckitt Benckiser Group plc                                           119,540        6,055,554

PERSONAL PRODUCTS--0.6%
L'Oreal SA                                                            151,953       15,138,678

ENERGY--5.0%
ENERGY EQUIPMENT & SERVICES--1.6%
SAIPEM                                                                 34,600        1,376,102
Technip SA                                                            475,552       39,051,151
                                                                                --------------
                                                                                    40,427,253
OIL, GAS & CONSUMABLE FUELS--3.4%
BG Group plc                                                        1,628,717       36,191,072
BP plc, ADR                                                           222,295       12,810,861
Total SA                                                              319,034       22,954,965
Tsakos Energy Navigation Ltd.                                         349,950       12,178,260
                                                                                --------------
                                                                                    84,135,158
FINANCIALS--10.0%
CAPITAL MARKETS--2.9%
3i Group plc                                                          820,818       13,714,504
Collins Stewart plc                                                 6,051,463       10,920,630
Credit Suisse Group AG                                                160,775        7,468,230
ICAP plc                                                              724,950        6,283,631
Tullett Prebon plc                                                  4,228,958       33,916,800
                                                                                --------------
                                                                                    72,303,795
COMMERCIAL BANKS--2.2%
Anglo Irish Bank Corp.                                              2,321,428       19,877,246
ICICI Bank Ltd., Sponsored ADR                                        549,890       17,057,588
Royal Bank of Scotland Group plc (The)                              1,550,907        6,636,567
Societe Generale, Cl. A                                               114,423       11,095,828
                                                                                --------------
                                                                                    54,667,229
INSURANCE--2.1%
Allianz SE                                                             72,135       12,084,232
AMP Ltd.                                                            1,201,840        7,116,992
Prudential plc                                                        708,126        7,073,644
QBE Insurance Group Ltd.                                            1,211,039       24,818,941
                                                                                --------------
                                                                                    51,093,809
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.9%
Daito Trust Construction Co. Ltd.                                     330,487       13,649,719
DIC Asset AG                                                          376,655        7,619,964
Solidere, GDR(1)                                                       74,732        2,241,960


                    2 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2008 / UNAUDITED

                                                                     SHARES          VALUE
                                                                  -----------   --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT CONTINUED
Solidere, GDR(1,2)                                                    785,925   $   23,577,750
                                                                                --------------
                                                                                    47,089,393
THRIFTS & MORTGAGE FINANCE--0.9%
Housing Development Finance Corp. Ltd.                                294,600       15,564,116
Paragon Group Cos. plc                                              4,153,098        7,873,315
                                                                                --------------
                                                                                    23,437,431
HEALTH CARE--15.2%
BIOTECHNOLOGY--3.8%
CSL Ltd.                                                              691,900       24,160,913
Marshall Edwards, Inc., Legend Shares(2,3,4)                        1,565,438        4,539,770
Marshall Edwards, Inc.(3,4,5)                                       2,759,863        8,003,603
NeuroSearch AS(3)                                                     573,536       30,460,727
NicOx SA(3)                                                         1,994,954       23,314,469
Santhera Pharmaceuticals(3)                                            52,829        3,425,501
                                                                                --------------
                                                                                    93,904,983
HEALTH CARE EQUIPMENT & SUPPLIES--6.5%
DiaSorin SpA                                                          242,528        5,271,080
Essilor International SA                                              202,426       10,766,831
Nobel Biocare Holding AG                                              343,904       11,500,760
Smith & Nephew plc                                                  1,218,890       14,719,820
Sonova Holding AG                                                     242,332       17,605,739
Straumann Holding AG                                                   50,873       13,640,515
Synthes, Inc.                                                         276,785       38,332,391
Terumo Corp.                                                          315,080       17,633,157
William Demant Holding AS(3)                                          657,205       31,801,806
                                                                                --------------
                                                                                   161,272,099
HEALTH CARE PROVIDERS & SERVICES--1.4%
Sonic Healthcare Ltd.                                               2,901,700       35,878,051

HEALTH CARE TECHNOLOGY--0.1%
Ortivus AB, Cl. B(3,4,5)                                            1,638,150        1,333,233

LIFE SCIENCES TOOLS & SERVICES--0.5%
Art Advanced Research Technologies, Inc.(3,4)                       1,721,500          170,237
Art Advanced Research Technologies, Inc., Legend Shares(3,4,5)      6,078,506          601,095
Art Advanced Research Technologies, Inc., Legend Shares(3,4,5)      1,901,125          188,000
Art Advanced Research Technologies, Inc., Series 1(3,4)             3,124,013          308,930
Art Advanced Research Technologies, Inc., Series 2(3,4)               976,420           96,557
BTG plc(3)                                                          2,323,491        9,984,925
Proteome Systems Ltd.(3,4)                                         29,874,634        2,821,871
                                                                                --------------
                                                                                    14,171,615
PHARMACEUTICALS--2.9%
Astellas Pharma, Inc.                                                 116,305        5,238,164
GlaxoSmithKline plc                                                   152,101        3,580,003
Novogen Ltd.(3,4)                                                   7,633,456       10,415,900
Oxagen Ltd.(3,4,5)                                                    214,287            2,143
Roche Holding AG                                                      135,571       22,899,883


                    3 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2008 / UNAUDITED

                                                                     SHARES          VALUE
                                                                  -----------   --------------
PHARMACEUTICALS CONTINUED
Sanofi-Aventis SA                                                     161,737   $   11,482,327
Shionogi & Co. Ltd.                                                   385,200        8,698,309
Takeda Pharmaceutical Co. Ltd.                                        174,850        9,117,668
                                                                                --------------
                                                                                    71,434,397
INDUSTRIALS--16.5%
AEROSPACE & DEFENSE--0.8%
Empresa Brasileira de Aeronautica SA                                2,483,446       21,071,201

AIR FREIGHT & LOGISTICS--0.1%
Toll Holdings Ltd.                                                    398,000        2,359,441

COMMERCIAL SERVICES & SUPPLIES--3.2%
Capita Group plc                                                    3,747,275       48,361,631
Experian plc                                                        1,466,835       11,076,330
Prosegur Compania de Seguridad SA                                     498,624       19,948,179
                                                                                --------------
                                                                                    79,386,140
CONSTRUCTION & ENGINEERING--2.3%
Koninklijke Boskalis Westminster NV                                   423,578       25,136,040
Leighton Holdings Ltd.                                                695,590       27,461,145
Vinci SA                                                              103,941        5,905,280
                                                                                --------------
                                                                                    58,502,465
ELECTRICAL EQUIPMENT--5.2%
ABB Ltd.                                                            2,394,944       58,696,646
Alstom                                                                410,860       41,827,404
Ceres Power Holdings plc(3,4)                                       3,969,574       18,270,793
Ushio, Inc.                                                           675,350       10,219,300
                                                                                --------------
                                                                                   129,014,143
INDUSTRIAL CONGLOMERATES--1.3%
Koninklijke (Royal) Philips Electronics NV                            380,410       12,360,053
Siemens AG                                                            172,722       18,839,682
                                                                                --------------
                                                                                    31,199,735
MACHINERY--2.5%
Aalberts Industries NV                                              1,819,860       28,113,265
Demag Cranes AG                                                       320,970       17,516,701
Hyundai Heavy Industries Co. Ltd.                                      37,883        8,267,201
Takeuchi Mfg. Co. Ltd.                                                437,029        7,804,309
                                                                                --------------
                                                                                    61,701,476
TRADING COMPANIES & DISTRIBUTORS--1.1%
Bunzl plc                                                           1,813,745       23,639,288
Wolseley plc                                                          485,760        3,925,243
                                                                                --------------
                                                                                    27,564,531
INFORMATION TECHNOLOGY--16.6%
COMMUNICATIONS EQUIPMENT--3.6%
Nokia Oyj                                                             274,125        6,896,896
Tandberg ASA                                                        2,117,905       45,893,133
Telefonaktiebolaget LM Ericsson, B Shares                           3,177,086       36,279,377
                                                                                --------------
                                                                                    89,069,406
COMPUTERS & PERIPHERALS--0.5%
Logitech International SA(3)                                          503,662       13,423,379


                    4 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2008 / UNAUDITED

                                                                     SHARES          VALUE
                                                                  -----------   --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.3%
Hoya Corp.                                                            811,510   $   16,488,702
Ibiden Co. Ltd.                                                       259,283        7,654,686
Keyence Corp.                                                         101,774       20,717,901
Nidec Corp.                                                           539,085       36,327,149
Nippon Electric Glass Co. Ltd.                                        422,475        5,629,828
Omron Corp.                                                           352,018        6,181,072
Phoenix Mecano AG                                                      28,757       12,874,904
                                                                                --------------
                                                                                   105,874,242
INTERNET SOFTWARE & SERVICES--1.9%
United Internet AG                                                    391,122        5,703,528
Yahoo! Japan Corp.                                                    111,144       42,694,097
                                                                                --------------
                                                                                    48,397,625
IT SERVICES--0.7%
Infosys Technologies Ltd.                                             457,478       18,084,350

OFFICE ELECTRONICS--0.7%
Canon, Inc.                                                           402,860       18,026,465

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.5%
ASM International NV(3)                                               446,295       11,094,894

SOFTWARE--4.4%
Autonomy Corp. plc(3)                                               1,779,709       37,307,741
Compugroup Holding AG(3)                                              617,180        4,101,616
Enix Corp.                                                            213,874        7,094,741
Nintendo Co. Ltd.                                                      80,019       37,820,500
Sage Group plc (The)                                                1,883,070        7,208,383
SAP AG                                                                295,837       16,576,924
                                                                                --------------
                                                                                   110,109,905
MATERIALS--4.7%
CHEMICALS--2.4%
Filtrona plc                                                        2,351,352        7,747,259
Nufarm Ltd.                                                         1,949,194       27,582,216
Sika AG                                                                 6,963        8,859,068
Syngenta AG                                                            62,267       16,737,985
                                                                                --------------
                                                                                    60,926,528
METALS & MINING--2.3%
Impala Platinum Holdings Ltd.                                       1,018,220       28,738,423
Rio Tinto plc                                                         290,042       27,645,958
                                                                                --------------
                                                                                    56,384,381
TELECOMMUNICATION SERVICES--0.9%
WIRELESS TELECOMMUNICATION SERVICES--0.9%
KDDI Corp.                                                              1,801       10,481,372
Vodafone Group plc                                                  4,823,460       12,354,824
                                                                                --------------
                                                                                    22,836,196
UTILITIES--0.4%
ELECTRIC UTILITIES--0.4%
Fortum Oyj                                                            228,980        9,419,340
                                                                                --------------
Total Common Stocks (Cost $1,779,192,084)                                        2,192,480,828
                                                                                ==============


                    5 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2008 / UNAUDITED

                                                                     SHARES          VALUE
                                                                  -----------   --------------
PREFERRED STOCKS--2.9%
Art Advanced Research Technologies, Inc., Legend Shares, Series
   4, Preference(3,4)                                               8,304,084   $      821,180
Art Advanced Research Technologies, Inc., Legend Shares, Series
   5, Preference(3,4)                                               7,080,531          700,184
Ceres, Inc.:
Cv., Series C(3,4,5)                                                  600,000        3,900,000
Cv., Series C-1(3,4,5)                                                 64,547          419,556
Cv., Series D(3,4,5)                                                  459,800        2,988,700
Cv., Series F(3,4,5)                                                1,900,000       12,350,000
Companhia Vale do Rio Doce, Sponsored ADR                           1,642,800       39,049,356
Porsche Automobil Holding, Preference                                  84,917       12,108,928
                                                                                --------------
Total Preferred Stocks (Cost $34,212,955)                                           72,337,904
                                                                                ==============

                                                                     UNITS
                                                                  -----------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
Ceres, Inc., Cv. Series F Wts., Strike Price $6.50, Exp.
   9/6/15(3,4,5)                                                      380,000               --
Leighton Holdings Ltd. Rts., Strike Price $35.35, Exp.
   9/11/08(3)                                                          48,949          449,815
Marshall Edwards, Inc. Wts., Strike Price $3.60, Exp.
   8/6/12(3,4)                                                         55,000          526,043
Marshall Edwards, Inc. Wts., Strike Price $4.35, Exp.
   7/11/10(3,4)                                                       355,403          612,142
                                                                                --------------
Total Rights, Warrants and Certificates (Cost $0)                                    1,588,000
                                                                                ==============

                                                                     SHARES
                                                                  -----------
INVESTMENT COMPANY--8.9%
Oppenheimer Institutional Money Market Fund, Cl. E,
   2.76%(4,6) (Cost $220,637,804)                                 220,637,804      220,637,804
TOTAL INVESTMENTS, AT VALUE (COST $2,034,042,843)                       100.0%   2,487,044,536
LIABILITIES IN EXCESS OF OTHER ASSETS                                     0.0          (62,583)
                                                                  -----------   --------------
NET ASSETS                                                              100.0%  $2,486,981,953
                                                                  ===========   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

(2.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $28,117,520 or 1.13% of the Fund's net assets as of August 31, 2008.

(3.) Non-income producing security.


                    6 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2008 / UNAUDITED

(4.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                  SHARES/UNITS
                                                                    NOVEMBER        GROSS           GROSS        SHARES/UNITS
                                                                     30, 2007     ADDITIONS       REDUCTIONS   AUGUST 31, 2008
                                                                  ------------   -----------     -----------   ---------------
Art Advanced Research Technologies, Inc., Legend shares              6,078,506            --              --       6,078,506
Art Advanced Research Technologies, Inc., Legend shares              1,901,125            --              --       1,901,125
Art Advanced Research Technologies, Inc.                             1,721,500            --              --       1,721,500
Art Advanced Research Technologies, Inc., Legend Shares, Series
   4, Preference                                                            --     8,304,084              --       8,304,084
Art Advanced Research Technologies, Inc., Legend Shares, Series
   5, Preference                                                            --     7,080,531              --       7,080,531
Art Advanced Research Technologies, Inc., Series 1                   3,124,013            --              --       3,124,013
Art Advanced Research Technologies, Inc., Series 2                     976,420            --              --         976,420
Ceres, Inc., Cv., Series C                                             600,000            --              --         600,000
Ceres, Inc., Cv., Series C-1                                            64,547            --              --          64,547
Ceres, Inc., Cv., Series D                                             459,800            --              --         459,800
Ceres, Inc., Cv., Series F                                           1,900,000            --              --       1,900,000
Ceres, Inc., Cv., Series F Wts., Strike Price $6.50, Exp.
   9/6/15                                                              380,000            --              --         380,000
Ceres Power Holdings plc                                             2,558,260     1,411,314              --       3,969,574
Marshall Edwards, Inc.                                               1,717,263     1,042,600              --       2,759,863
Marshall Edwards, Inc., Legend Shares                                1,565,438            --              --       1,565,438
Marshall Edwards, Inc. Wts., Strike Price $4.35, Exp. 7/11/10          355,403            --              --         355,403
Marshall Edwards, Inc. Wts., Strike Price $3.60, Exp. 8/6/12            55,000            --              --          55,000
Novogen Ltd.                                                         6,618,140     1,015,316              --       7,633,456
Oppenheimer Institutional Money Market Fund, Cl. E                 121,737,734   587,697,100     488,797,030     220,637,804
Ortivus AB, Cl. B                                                    1,638,150            --              --       1,638,150
Oxagen Ltd.                                                            214,287            --              --         214,287
Proteome Systems Ltd.                                                       --    29,874,634(a)           --      29,874,634

                                                                                  DIVIDEND
                                                                      VALUE        INCOME
                                                                  ------------   ----------
Art Advanced Research Technologies, Inc., Legend Shares           $    601,095   $       --
Art Advanced Research Technologies, Inc., Legend Shares                188,000           --
Art Advanced Research Technologies, Inc.                               170,237           --
Art Advanced Research Technologies, Inc., Legend Shares, Series
   4, Preference                                                       821,180           --
Art Advanced Research Technologies, Inc., Legend Shares, Series
   5, Preference                                                       700,184           --
Art Advanced Research Technologies, Inc., Series 1                     308,930           --
Art Advanced Research Technologies, Inc., Series 2                      96,557           --
Ceres, Inc., Cv., Series C                                           3,900,000           --
Ceres, Inc., Cv., Series C-1                                           419,556           --
Ceres, Inc., Cv., Series D                                           2,988,700           --
Ceres, Inc., Cv., Series F                                          12,350,000           --
Ceres, Inc., Cv., Series F Wts., Strike Price $6.50, Exp.
   9/6/15                                                                   --           --
Ceres Power Holdings plc                                            18,270,793           --
Marshall Edwards, Inc.                                               8,003,603           --
Marshall Edwards, Inc., Legend Shares                                4,539,770           --
Marshall Edwards, Inc. Wts., Strike Price $4.35, Exp. 7/11/10          612,142           --
Marshall Edwards, Inc. Wts., Strike Price $3.60, Exp. 8/6/12           526,043           --
Novogen Ltd.                                                        10,415,900           --
Oppenheimer Institutional Money Market Fund, Cl. E                 220,637,804    4,751,785
Ortivus AB, Cl. B                                                    1,333,233           --
Oxagen Ltd.                                                              2,143           --
Proteome Systems Ltd.                                                2,821,871           --
                                                                  ------------   ----------
                                                                  $289,707,741   $4,751,785
                                                                  ============   ==========

(a.) All or a portion is the result of a corporate action.

(5.) Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of August 31, 2008 was $29,786,330, which represents 1.20% of the Fund's net assets, of which $15,502,001 is considered restricted. See accompanying Notes. Information concerning restricted securities is as follows:


                    7 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2008 / UNAUDITED

                                                                                                         UNREALIZED
                                                            ACQUISITION                                 APPRECIATION
SECURITY                                                       DATES          COST          VALUE      (DEPRECIATION)
--------                                                  --------------   -----------   -----------   --------------
Art Advanced Research Technologies, Inc., Legend Shares          6/19/01   $ 7,500,000   $   188,000    $(7,312,000)
Ceres Group, Inc., Cv., Series C                                  1/6/99     2,400,000     3,900,000      1,500,000
Ceres Group, Inc., Cv., Series C-1                        2/6/01-3/21/06       258,188       419,555        161,367
Ceres Group, Inc., Cv., Series D                          3/15/01-3/9/06     2,758,800     2,988,700        229,900
Marshall Edwards, Inc.                                    5/6/02-7/28/08     9,131,494     8,003,603     (1,127,891)
Oxagen Ltd.                                                     12/20/00     2,210,700         2,143     (2,208,557)
                                                                           -----------   -----------    -----------
                                                                           $24,259,182   $15,502,001    $(8,757,181)
                                                                           ===========   ===========    ===========

(6.) Rate shown is the 7-day yield as of August 31, 2008.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of August 31, 2008:

                                                          INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                                       SECURITIES       INSTRUMENTS*
---------------------                                     --------------   ---------------
Level 1--Quoted Prices                                    $1,358,137,426       $16,459
Level 2--Other Significant Observable Inputs               1,109,246,711            --
Level 3--Significant Unobservable Inputs                      19,660,399            --
                                                          --------------       -------
   TOTAL                                                  $2,487,044,536       $16,459
                                                          ==============       =======

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF AUGUST 31, 2008 ARE AS FOLLOWS:

                                          CONTRACT
                                           AMOUNT          EXPIRATION                 UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION           BUY/SELL    (000S)             DATE         VALUE     APPRECIATION   DEPRECIATION
--------------------           --------   --------         ----------   ----------   ------------   ------------
Australian Dollar (AUD)           Buy        2,766   AUD     9/2/08     $2,374,889      $    --        $ 7,741
British Pound Sterling (GBP)      Buy          260   GBP     9/2/08        474,785           --          1,601
Danish Krone (DKK)                Buy        3,934   DKK     9/2/08        773,822           --          1,028
Euro (EUR)                        Buy          302   EUR     9/2/08        443,733           --            620
Japanese Yen (JPY)                Buy      521,477   JPY     9/2/08      4,791,884       28,668             --
Norwegian Krone (NOK)             Buy        3,689   NOK     9/2/08        680,256           --          4,248
South African Rand (ZAR)          Buy        3,384   ZAR     9/3/08        439,238        3,351             --
Swiss Franc (CHF)                 Buy          458   CHF     9/2/08        415,665           --            322
                                                                                        -------        -------
Total unrealized appreciation and depreciation                                          $32,019        $15,560
                                                                                        =======        =======

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                 VALUE       PERCENT
-------------------            --------------   -------
United Kingdom                  $421,556,688      17.0%
Japan                            327,329,121      13.2
Switzerland                      307,995,458      12.4


                    8 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2008 / UNAUDITED

United States                     267,373,326     10.8
France                            262,193,087     10.5
Australia                         176,632,582      7.1
Germany                           124,476,414      5.0
The Netherlands                    85,644,232      3.4
Denmark                            62,262,533      2.5
Brazil                             60,120,557      2.4
India                              59,797,513      2.4
Sweden                             58,595,635      2.4
Norway                             45,893,133      1.8
Spain                              41,791,278      1.7
Italy                              38,133,312      1.5
South Africa                       28,738,423      1.2
Ireland                            27,845,141      1.1
Lebanon                            25,819,710      1.0
Finland                            16,316,236      0.7
Mexico                             14,122,183      0.6
Bermuda                            12,178,260      0.5
Jersey, Channel Islands            11,076,330      0.4
Korea, Republic of South            8,267,201      0.3
Canada                              2,886,183      0.1
                               --------------    -----
Total                          $2,487,044,536    100.0%
                               ==============    =====

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed


                    9 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2008 / UNAUDITED

securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.


                   10 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS AUGUST 31, 2008 / UNAUDITED

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

1. ILLIQUID OR RESTRICTED SECURITIES

As of August 31, 2008, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $2,052,017,238
Federal tax cost of other investments       16,949,776
                                        --------------
Total federal tax cost                  $2,068,967,014
                                        ==============
Gross unrealized appreciation           $  623,076,112
Gross unrealized depreciation             (188,130,352)
                                        --------------
Net unrealized appreciation             $  434,945,760
                                        ==============


                   11 | OPPENHEIMER INTERNATIONAL GROWTH FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Growth Fund


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 10/13/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 10/13/2008


By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 10/13/2008